NATURE OF OPERATIONS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Nature Of Operations Details Narrative
State of incorporation	Delaware	Delaware
Date of incorporation	Apr. 04, 2016	Apr. 04, 2016
Cash & cash equivalents	$ 398	$ 415